Rule 497

Registration Nos. 333-271759 and 811-23875

Madison ETFs Trust

(the “Trust”)

Madison Mosaic Income Opportunities ETF (MIOP)

(the “Fund”)

Supplement dated October 30, 2026 to the

Fund’s Prospectus and Statement of Additional Information (“SAI”),

Each dated October 30, 2026

As of the date of this supplement, the Madison Mosaic Income Opportunities ETF (MIOP) is not offered for sale or available for purchase by investors.

Please Keep this Supplement with your Prospectus and Statement of Additional Information for Future Reference